Accounts payable and accrued liabilities	3 Months Ended
Mar. 31, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

Note 9 – Accounts payable and accrued liabilities

As of March 31, 2025 and December 31, 2024, accounts payable and accrued liabilities consisted of the following:

	March 31,	December 31,
	2025	2024
Accounts payable	$363,060	$48,195
Accrued interest	111,041	51,663
Credit card	13,376	4,540
Sales tax payable	30,648	11,737
Other liabilities	12,347	70,849
	$530,472	$186,984